INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
INTANGIBLE ASSETS

11.  INTANGIBLE ASSETS

Intangible assets as of December 31, 2016 and 2017 were as follows:

	2016	2017
	RMB	RMB
Intangible asset
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	1,815,034,491	1,800,260,144
Technology	696,499,639	713,220,819
Others	131,629,465	187,739,465
Intangible assets not subject to amortization
Trade mark	11,613,475,256	11,613,475,256
Others	22,140,607	180,248,087

	14,278,779,458	14,494,943,771

Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(175,130,119)	(420,311,754)
Technology	(110,511,387)	(229,246,477)
Others	(68,368,021)	(95,069,619)

	(354,009,527)	(744,627,850)

Net book value
Intangible assets to be amortized
Business Relationship	1,639,904,372	1,379,948,390
Technology	585,988,252	483,974,342
Others	63,261,444	92,669,846
Intangible assets not subject to amortization
Trade mark	11,613,475,256	11,613,475,256
Others	22,140,607	180,248,087

	13,924,769,931	13,750,315,921

Finite-lived intangible assets are tested for impairment if impairment indicators arise. The Company amortizes its finite-lived intangible assets using the straight-line method:

Business Relationship	5-10 years
Technology	5-10 years
Others	3-10 years

Amortization expense for the years ended December 31, 2015, 2016 and 2017 was approximately RMB58 million, RMB255 million and RMB391 million respectively.

The annual estimated amortization expense for intangible assets subject to amortization for the five succeeding years is as follows:

Amortization
RMB

2018	396,364,608
2019	390,594,774
2020	374,512,943
2021	218,578,855
2022	174,564,565

1,554,615,745